FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS, Changes in Fair Value Measurement of Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in fair value measurement, assets [Abstract]
Derecognition of derivative liabilities on conversion	[1]	$ (85,837)
Level 3 [Member] | Unlisted Equity Instruments and Debt Instruments [Member]
Reconciliation of changes in fair value measurement, assets [Abstract]
Beginning balance		37,775	$ 60,959	$ 1,250
Additions		2,776	4,400	61,550
Disposals			(31,111)	(1,213)
Net gain on disposal of financial assets at fair value through profit or loss				213
Derecognition of derivative liabilities on conversion		0
Net fair value changes recognized in profit or loss		1,970	3,527	(841)
Ending balance		42,521	37,775	60,959
Level 3 [Member] | Derivative Liabilities [Member]
Reconciliation of changes in fair value measurement, assets [Abstract]
Beginning balance		0	0	0
Additions		351,609	0	0
Disposals			0	0
Net gain on disposal of financial assets at fair value through profit or loss				0
Derecognition of derivative liabilities on conversion		(85,837)
Net fair value changes recognized in profit or loss		498,167	0	0
Ending balance		$ 763,939	$ 0	$ 0

[1]	As disclosed in Note 17, a portion of the August 2024 convertible senior notes with principal amount of US$74.8 million was extinguished during the year ended December 31, 2024. In connection with this extinguishment, the corresponding portion of the derivative liability associate with the conversion feature embedded was reclassified to equity and included in other reserves within shareholders’ equity.